CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands	Total	Preferred shares [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Beginning balance at Dec. 31, 2012	$ 2,783	$ 226	$ 53	$ 20,351	$ (17,847)
Beginning balance, shares at Dec. 31, 2012		4,338,998	1,152,138
Share-based compensation	$ 57			$ 57
Issuance of ordinary share upon exercise of stock options by employees, shares
Net loss	$ (3,368)				$ (3,368)
Ending balance at Dec. 31, 2013	(528)	$ 226	$ 53	$ 20,408	$ (21,215)
Ending balance, shares at Dec. 31, 2013		4,338,998	1,152,138
Share-based compensation	$ 312			$ 312
Issuance of ordinary share upon exercise of stock options by employees, shares
Net loss	$ (610)				$ (610)
Ending balance at Dec. 31, 2014	(826)	$ 226	$ 53	$ 20,720	$ (21,825)
Ending balance, shares at Dec. 31, 2014		4,338,998	1,152,138
Conversion of preferred shares into ordinary shares	$ 20,197	$ (226)	$ 226
Conversion of preferred shares into ordinary shares, shares	4,338,998	(4,338,998)	4,338,998
Reclassification of liability warrants to equity warrants	$ 233			$ 233
Issuance of ordinary shares in the IPO	$ 10,751		$ 113	10,638
Issuance of ordinary shares in the IPO, shares	2,250,000		2,250,000
Issuance of ordinary shares in the Private Placement	$ 10,900		$ 101	10,799
Issuance of ordinary shares in the Private Placement, shares	2,000,000		2,000,000
Exercise of warrants into ordinary shares	$ 29		$ 90	(61)
Exercise of warrants into ordinary shares, shares			1,763,106
Share-based compensation	3,724			$ 3,724
Issuance of ordinary share upon exercise of stock options by employees	$ 16		$ 16
Issuance of ordinary share upon exercise of stock options by employees, shares	307,467		307,467
Capital investment	$ 111			$ 111
Net loss	(12,290)				$ (12,290)
Ending balance at Dec. 31, 2015	$ 12,648		$ 599	$ 46,164	$ (34,115)
Ending balance, shares at Dec. 31, 2015			11,811,709